Related Parties	12 Months Ended
Jul. 01, 2016
Related Party Transactions [Abstract]
Related Parties
Related Parties
The Company owns 49.9% of each entity within Flash Ventures and accounts for its ownership position under the equity method of accounting. The Company’s obligations with respect to Flash Ventures’ master lease agreements, take-or-pay supply arrangements and R&D cost sharing are described in Note 4 to the consolidated financial statements. The financial and other support provided by the Company in all periods presented was either contractually required or the result of a joint decision to expand wafer capacity, transition to new technologies or refinance existing equipment lease commitments. Entities within Flash Ventures are VIEs. The Company evaluated whether it is the primary beneficiary of any of the entities within Flash Ventures for all periods presented and determined that it is not the primary beneficiary of any of the entities within Flash Ventures because it does not have a controlling financial interest in any of those entities. In determining whether the Company is the primary beneficiary, the Company analyzed the primary purpose and design of Flash Ventures, the activities that most significantly impact Flash Ventures’ economic performance, and whether the Company had the power to direct those activities. The Company concluded, based upon its 49.9% ownership, the voting structure and the manner in which the day-to-day operations are conducted for each entity within Flash Ventures, that the Company lacked the power to direct most of the activities that most significantly impact the economic performance of each entity within Flash Ventures.
From the SanDisk Closing Date through the Company’s year-end, the Company purchased NAND flash memory wafers from Flash Ventures and made prepayments and loans to Flash Ventures totaling $387 million and received loan repayments from Flash Ventures of $16 million. At July 1, 2016, the Company had accounts payable balances due to Flash Ventures of $168 million.
The Company’s maximum reasonably estimable loss exposure (excluding lost profits), based upon the exchange rate at July 1, 2016, as a result of its involvement with Flash Ventures, is presented below. Flash Ventures’ investments are denominated in Japanese yen and the maximum possible loss exposure excludes any cumulative translation adjustment due to revaluation from the Japanese yen to the U.S. dollar.

July 1, 2016
(in millions)
Notes receivable	$563
Equity investments	608
Operating lease guarantees	1,151
Prepayments	34
Maximum estimable loss exposure	$2,356

As of July 1, 2016, the Company’s retained earnings included undistributed earnings of Flash Ventures of $2 million.